Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000256047
Shareholder Report [Line Items]
Fund Name	PLUS Korea Defense Industry Index ETF
Trading Symbol	KDEF
Security Exchange Name	NYSEArca
Additional Information Phone Number	855-900-0030
Additional Information Website	https://plusetf.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PLUS Korea Defense Industry Index ETF	$38	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.65%	[1]
AssetsNet	$ 156,752,874
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 459,301
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$156,752,874
Number of Portfolio Holdings	20
Total Advisory Fee Paid	$459,301
Portfolio Turnover Rate	50%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Health Care	2.3%
Materials	4.1%
Technology	5.5%
Consumer Discretionary	10.5%
Industrials	76.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Hanwha Aerospace Company Ltd.	18.5%
Hyundai Rotem Company Ltd.	16.9%
LIG Defense&Aerospace Company Ltd.	5.8%
HD Hyundai Heavy Industries Company Ltd.	4.7%
Korea Aerospace Industries Ltd.	4.5%
Firstec Company Ltd.	4.5%
Poongsan Corporation	4.1%
Hanwha Systems Company Ltd.	4.1%
SNT Dynamics Company Ltd.	4.0%
Samhyun Company Ltd.	3.6%

C000273379
Shareholder Report [Line Items]
Fund Name	PLUS Korea Manufacturing Core Alliance Index ETF
Trading Symbol	KMCA
Security Exchange Name	NYSEArca
Additional Information Phone Number	855-900-0030
Additional Information Website	https://plusetf.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PLUS Korea Manufacturing Core Alliance Index ETF	$5	0.65%Footnote Reference**
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on May 6, 2026. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote**	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.65%	[2]
AssetsNet	$ 2,579,905
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 624
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,579,905
Number of Portfolio Holdings	35
Total Advisory Fee Paid	$624
Portfolio Turnover Rate	0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Energy	1.4%
Materials	1.4%
Consumer Discretionary	11.3%
Industrials	29.4%
Technology	54.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Samsung Electro-Mechanics Company Ltd.	14.9%
SK Hynix, Inc.	11.9%
Samsung Electronics Company Ltd.	7.9%
Daeduck Electronics Company Ltd. / New	6.5%
IsuPetasys Company Ltd.	3.7%
Samsung SDI Company Ltd.	3.6%
Hanmi Semiconductor Company Ltd.	3.2%
Rainbow Robotics	2.7%
Hyundai Motor Company	2.7%
HD Hyundai Heavy Industries Company Ltd.	2.5%

[1]	Annualized
[2]	Annualized